Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Non-current Assets
Non-current portion of right of use assets - finance lease	¥ 5,696,866	¥ 63,635
Long-term deposits	791,784	1,196,193
Non-current portion of auto financing receivables	727,797	863,796
Prepayments for long-lived assets	221,253	1,246,836
Others	10,584	262,063
Less: Allowance for credit losses	(14,699)	(59,386)
Total	¥ 7,433,585	¥ 3,573,137